Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
OTHER INCOME, NET [Abstract]
Government grant			$ 17,486		$ 4,608		$ 418
Rental income - from properties owned by Sohu	[1]		7,530		10,025		10,427
Income from short-term investments			4,709		13,430		5,260
Additional deduction of Chinese mainland value-added tax and individual tax refunds			2,486		4,952		4,827
Investment income/(loss)			1,707		(5,381)		6,352
Donations			0		(31)		(1,565)
Impairment loss on equity investments		$ (12,000)	(283)	[2]	(11,954)	[2]	(215)	[2]
Others			2,111		1,994		3,912
Total			$ 35,746		$ 17,643		$ 29,416

[1]	Sogou leased from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expired on December 31, 2022. Since 2023, the Company has leased this entire building to third-party tenants.
[2]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.